File No. 33-84546

811-08786

As filed with the Securities and Exchange Commission on April 30, 2019

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 67	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 68	☒

(Check appropriate box or boxes)

PIONEER VARIABLE CONTRACTS TRUST

(Exact Name of Registrant as Specified in Charter)

60 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 742-7825

Terrence J. Cullen, Amundi Pioneer Asset Management, Inc.,

60 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 67 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 30th day of April, 2019.

PIONEER VARIABLE CONTRACTS TRUST

By:	/s/ Lisa M. Jones
Lisa M. Jones
President and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on April 30, 2019:

	Signature	Title

	/s/ Lisa M. Jones	President (Principal Executive Officer) and Trustee
Lisa M. Jones

	Mark E. Bradley* Mark E. Bradley	Treasurer (Principal Financial and Accounting Officer)

	David R. Bock*	Trustee
David R. Bock

	Benjamin M. Friedman*	Trustee
Benjamin M. Friedman

	Margaret B. W. Graham*	Trustee
Margaret B. W. Graham

	Lorraine H. Monchak*	Trustee
Lorraine H. Monchak

	Thomas J. Perna*	Chairman of the Board and Trustee
Thomas J. Perna

	Marguerite A. Piret*	Trustee
Marguerite A. Piret

	Fred J. Ricciardi*	Trustee
Fred J. Ricciardi

	Kenneth J. Taubes*	Trustee
Kenneth J. Taubes

*By:	/s/ Lisa M. Jones	Dated: April 30, 2019
Lisa M. Jones
Attorney-in-fact

Exhibit Index

Index Number	Description of Index

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Document

EX-101.DEF	XBRL Taxonomy Extension Definition Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase